SHAREHOLDERS' EQUITY (Details 1)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Outstanding, Number of options | shares	2,083,502
Outstanding, Weighted average remaining contractual life (years)	8 years 6 months 7 days
Outstanding, Weighted average exercise price	$ 5.79
Exercisable, Number of options | shares	834,650
Exercisable, Weighted average remaining contractual life (years)	7 years 25 days
Exercisable, Weighted average exercise price	$ 4.98
Exercise price, Lower Range Limit	0.0004
Exercise price, Upper Range Limit	$ 11.00
Exercise Price One [Member]
Outstanding, Number of options | shares	411,630
Outstanding, Weighted average remaining contractual life (years)	6 years 6 months 25 days
Outstanding, Weighted average exercise price	$ 0.02
Exercisable, Number of options | shares	408,432
Exercisable, Weighted average remaining contractual life (years)	6 years 6 months 22 days
Exercisable, Weighted average exercise price	$ 0.01
Exercise price, Lower Range Limit	0.0004
Exercise price, Upper Range Limit	$ 0.95
Exercise Price Two [Member]
Outstanding, Number of options | shares	779,603
Outstanding, Weighted average remaining contractual life (years)	9 years 9 months 4 days
Outstanding, Weighted average exercise price	$ 5.36
Exercisable, Number of options | shares	0
Exercisable, Weighted average remaining contractual life (years)	0 years
Exercisable, Weighted average exercise price	$ 0
Exercise price, Lower Range Limit	5.08
Exercise price, Upper Range Limit	$ 5.60
Exercise Price Three [Member]
Outstanding, Number of options | shares	142,500
Outstanding, Weighted average remaining contractual life (years)	7 years 8 months 8 days
Outstanding, Weighted average exercise price	$ 6.22
Exercisable, Number of options | shares	50,000
Exercisable, Weighted average remaining contractual life (years)	5 years 7 months 13 days
Exercisable, Weighted average exercise price	$ 6.49
Exercise price, Lower Range Limit	6.04
Exercise price, Upper Range Limit	$ 7.17
Exercise Price Four [Member]
Outstanding, Number of options | shares	749,769
Outstanding, Weighted average remaining contractual life (years)	8 years 5 months 12 days
Outstanding, Weighted average exercise price	$ 9.32
Exercisable, Number of options | shares	376,218
Exercisable, Weighted average remaining contractual life (years)	7 years 9 months 29 days
Exercisable, Weighted average exercise price	$ 10.16
Exercise price, Lower Range Limit	8.47
Exercise price, Upper Range Limit	$ 11.00